Interest Expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense [Abstract]
Schedule of Interest Expense
	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	-
Interest cost charged to expense	9,453	1,453	7,865	8,333
	9,453	1,453	7,865	8,333